Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Initial Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Peter Dixon has replaced Gordon Scott as the portfolio manager of Consumer Discretionary Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 42.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes VIP Consumer Discretionary Portfolio ($105 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2013
Peter Dixon	VIP Consumer Discretionary Portfolio	none
VIPFCB-14-01  September 18, 2014
1.782383.123

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, Telecommunications Portfolio, and Utilities Portfolio

Investor Class

Funds of Variable Insurance Products Fund IV

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2014

Peter Dixon has replaced Gordon Scott as the portfolio manager of Consumer Discretionary Portfolio.

The following information supplements similar information found in the "Management Contracts" section beginning on page 43.

The following table provides information relating to other accounts managed by Mr. Dixon as of July 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 3,116	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 474	none	none

* Includes VIP Consumer Discretionary Portfolio ($105 (in millions) assets managed).

Sector Fund Manager	Select Fund(s)	Dollar Range of Shares owned as of July 31, 2013
Peter Dixon	VIP Consumer Discretionary Portfolio	none
VIPINVFB-14-01  September 18, 2014
1.827184.117